Segment Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting Information [Line Items]
Operating Segments	12
Reportable Segments	1
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Operating Segments	10
Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Operating Segments	2